CONDENSED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2026 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (37,269)
General and administrative expenses	37,269
Related Party
Cash Flows from Operating Activities:
General and administrative expenses	519
Parent
Cash Flows from Operating Activities:
General and administrative expenses	$ 36,750